ACCOUNTS RECEIVABLE - Narratives (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Bad debt expense	$ 169,000	$ 33,000	$ 1,474,000	$ 216,000